SSGA ACTIVE TRUST

(the “Trust”)

State Street® My2026 Municipal Bond ETF

(the “Fund”)

Supplement dated November 12, 2026

to the Summary Prospectus, Prospectus and Statement of Additional Information,

each dated December 30, 2025, as may be supplemented from time to time

Consistent with the Fund’s principal investment strategy, the Fund will terminate on December 15, 2026. The Fund will create and redeem creation units through December 9, 2026, which will also be the last day of trading of the Fund’s shares on its principal U.S. listing exchange. The Fund will cease operations, liquidate its assets, and prepare to distribute proceeds to shareholders of record on or about December 15, 2026 (the “Liquidation Date”). Shareholders of record of the Fund remaining on the Liquidation Date will receive cash at the net asset value of their shares as of such date, which will include any net capital gains and net investment income as of this date that had not been previously distributed.

Prior to the Liquidation Date, the Fund will be in the process of closing down and liquidating its portfolio, which will result in the Fund increasing its holdings in cash and/or cash equivalents, which may not be consistent with the Fund’s investment objective and strategy. Shareholders of the Fund may sell their shares on the Fund’s listing exchange prior to December 10, 2026. Customary brokerage charges may apply to such transactions. From December 10, 2026, through the Liquidation Date, we cannot assure you that there will be a market for your shares.

On or about December 16, 2026, the Fund will distribute to its remaining shareholders a liquidating cash distribution equal to the current net asset value of their shares. While Fund shareholders remaining on the Liquidation Date will not incur transaction fees, any liquidation proceeds paid to shareholders should generally be treated as received in exchange for shares and will therefore generally give rise to a capital gain or loss depending on a shareholder’s tax basis. Shareholders should contact their tax adviser to discuss the income tax consequences of the liquidation.

Shareholders can call 1-866-787-2257 for additional information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

111226SUPP1

SSGA ACTIVE TRUST

(the “Trust”)

State Street® My2026 Corporate Bond ETF

(the “Fund”)

Supplement dated November 12, 2026

to the Summary Prospectus, Prospectus and Statement of Additional Information,

each dated December 30, 2025, as may be supplemented from time to time

Consistent with the Fund’s principal investment strategy, the Fund will terminate on December 15, 2026. The Fund will create and redeem creation units through December 9, 2026, which will also be the last day of trading of the Fund’s shares on its principal U.S. listing exchange. The Fund will cease operations, liquidate its assets, and prepare to distribute proceeds to shareholders of record on or about December 15, 2026 (the “Liquidation Date”). Shareholders of record of the Fund remaining on the Liquidation Date will receive cash at the net asset value of their shares as of such date, which will include any net capital gains and net investment income as of this date that had not been previously distributed.

Prior to the Liquidation Date, the Fund will be in the process of closing down and liquidating its portfolio, which will result in the Fund increasing its holdings in cash and/or cash equivalents, which may not be consistent with the Fund’s investment objective and strategy. Shareholders of the Fund may sell their shares on the Fund’s listing exchange prior to December 10, 2026. Customary brokerage charges may apply to such transactions. From December 10, 2026, through the Liquidation Date, we cannot assure you that there will be a market for your shares.

On or about December 16, 2026, the Fund will distribute to its remaining shareholders a liquidating cash distribution equal to the current net asset value of their shares. While Fund shareholders remaining on the Liquidation Date will not incur transaction fees, any liquidation proceeds paid to shareholders should generally be treated as received in exchange for shares and will therefore generally give rise to a capital gain or loss depending on a shareholder’s tax basis. Shareholders should contact their tax adviser to discuss the income tax consequences of the liquidation.

Shareholders can call 1-866-787-2257 for additional information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

111226SUPP2